Share-based awards - Share-based awards relating to Ant Group (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Share-based awards
Equity-settled share-based compensation expense	¥ 13,970	$ 1,925	¥ 18,546	¥ 30,831
Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years	4 years
Stock option and restricted stock units with ten year vesting schedule
Share-based awards
Vesting period	10 years	10 years
Share-based awards relating to Ant Group
Share-based awards
Equity-settled share-based compensation expense	¥ 4		¥ (6,691)	¥ 668